Concentrations	3 Months Ended
Mar. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 13.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Luxembourg are similarly guaranteed. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at March 31, 2014, or December 31, 2013.

Customers accounting for more than 10% of total revenues during the three months ended March 31, 2014 or 2013, are tabulated as follows:

	Three Months Ended March 31,
	2014		2013

Customer A	$209,626	15%	$—	—
Customer B	$164,336	12%	$83,723	47%
Customer C	$125,000	9%	$83,333	47%